[Graphic]
Federated Investors

Tax-Free Instruments Trust

16TH SEMI-ANNUAL REPORT
SEPTEMBER 30, 1998

ESTABLISHED 1981

PRESIDENT'S MESSAGE

[Graphic]

Dear Shareholder:

Tax-Free Instruments Trust was created in 1981, and I am pleased to present its 16th Semi-Annual Report. This report covers the first half of the trust's fiscal year, which is the six-month reporting period from April 1, 1998 through September 30, 1998. It begins with a discussion with the trust's portfolio manager, Jeff A. Kozemchak, Vice President of Federated Management. Following his discussion are two additional items of shareholder interest. First is a complete listing of the trust's holdings, and second is the publication of the trust's financial statements.

Tax-Free Instruments Trust pursues daily tax-free income* from a portfolio of more than 200 short-term money market securities issued by municipalities across the U.S. In addition, this trust is managed to keep the value of your principal stable,** while giving you daily access to your invested cash. It has done so since its inception.

Tax-free dividends paid to shareholders during the six-month reporting period ended September 30, 1998, totaled $0.02 per share for both Investment Shares and Institutional Service Shares. Net assets reached $1.9 billion on September 30, 1998.

Thank you for participating in the daily, tax-free earning power of Tax-Free Instruments Trust. We will continue to keep you up-to-date on your investment, and, as always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

Glen R. Johnson
President
November 15, 1998

 * Income may be subject to the federal alternative minimum tax and state and local taxes.

 ** An investment in the trust is neither insured not guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the trust.

INVESTMENT REVIEW

[Graphic]

Jeff A. Kozemchak, CFA
Vice President
Federated Management

[Graphic]

WHAT IS YOUR ANALYSIS OF THE ECONOMIC ENVIRONMENT DURING THE
REPORTING PERIOD, AND ITS EFFECT ON THE SHORT-TERM
MARKETPLACE?

Early in the reporting period, economic fundamentals were still the driving factor behind movements in short-term interest rates. With economic growth still strong, albeit slowing from its torrid 5.50% pace of growth in the first quarter of 1998, market participants were content with the idea that the Federal Reserve Board (the "Fed") would remain on the sidelines. The anticipated drag on the U.S. economy resulting from the economic crises in Asia became apparent--particularly in the manufacturing sector--over the second quarter. This slowdown lent comfort to investors that economic growth would not be so robust as to ignite inflationary pressures.

By the third quarter of 1998, however, a dramatic shift in market sentiment was evident. Uncertainty in the world economies resulted in vulnerability in our domestic equity market, and led to a substantial flight to quality to U.S. Treasury securities across the yield curve. Economic trouble spread to include Russia and Latin America, and what had been perceived to have been a fairly modest drag on the U.S. economy, as a result of the remote Asian crisis, now became an overpowering influence on the market and expectations regarding future U.S. growth. Although economic fundamentals still remained fairly positive in this environment, fear dominated market sentiment over this period.

[Graphic]

HOW DID THIS ENVIRONMENT INFLUENCE THE FED'S POLICY ON RATES?

Expectations regarding the direction of monetary policy did an abrupt about-face over the reporting period. The Fed adopted a tightening bias in March, a reflection of their underlying concern about inflationary pressures. By August, the Fed had removed its tightening bias as Fed officials perceived that the risks to the economy had become more balanced. By late August, however, market expectations that the Fed might eventually need to ease monetary policy to help the U.S. economy had begun to grow.

This expectation intensified throughout September, and at the September 29, 1998, Federal Open Market Committee meeting, the Fed voted to ease monetary policy by a modest 25 basis points. The Fed followed that move with another 25 basis points ease on October 15, 1998, which brought the Fed Funds Target Rate down to 5.00%. The Fed also voted to cut the discount rate from 5.00% to 4.75%.

The flight to quality resulting from investors, both abroad and at home, seeking a safe haven from all of the uncertainty was most evident in the Treasury bill market. The yield on the one-year Treasury bill opened the period at 5.40% in early April, and then traded within a range of 5.30% to 5.40% for a number of months. By late July, however, the market concerns became overwhelming, and the yield declined sharply over the ensuing weeks. By the time of the Fed's action in late September, the yield on this security was trading at 4.40%, about 100 basis points lower than at the start of the period. A general shortage in the supply of Treasury bills because of improvement in the overall budget picture exacerbated the decline in rates.

The tax-free note market was more influenced by supply and demand imbalances over the period, particularly over the summer months, as both note maturities and new issuance occurred. However, strong demand for fixed-rate, one-year notes and lower supply compared to previous years resulted in higher note prices than anticipated. The yield on one-year, fixed-rate municipal notes began the period at 3.65%, reached a high of 3.75% in late May, fell to 3.60% in mid-summer, and continued to fall throughout August and September to end the period at a low of 3.22%.

[Graphic]

WHAT STRATEGIES GUIDED TAX-FREE INSTRUMENTS TRUST DURING THE
PERIOD?

We maintained our 40-55 day average maturity target range, which was consistent with our expectations for stable monetary policy for most of the period. In June and July, new issuance of fixed-rate notes allowed us to extend the average maturity to 55 days from a low of 38 days in June and lock-in some very attractive one-year yields. We continue to emphasize a barbelled structure for the portfolio, combining a significant position in seven-day variable rate demand notes and commercial paper with purchases of longer term securities with maturities between six and twelve months.

[Graphic]

HOW HAS THE TRUST PERFORMED FROM A YIELD PERSPECTIVE?

The seven-day net yield* for the trust's Institutional Service Shares on September 30, 1998 was 3.42% compared to 3.12% six months earlier. The latest yield was the equivalent of a 5.66% taxable yield for investors in the highest federal tax bracket. For the trust's Investment Shares, the seven-day net yield on September 30, 1998 was 3.27% compared to 2.97% six months earlier. The latest yield was equivalent to a 5.41% taxable yield for investors in the highest federal tax bracket.**

[Graphic]

AS WE MOVE TOWARD THE END OF 1998, WE HAVE RECENTLY EXPERIENCED
TWO EASINGS, OR CUTS IN RATES, BY THE FED. WHAT DO YOU SEE AHEAD
FOR SHORT-TERM RATES?

Looking forward, although such a quick turnaround in monetary policy is highly unusual and very difficult to have foreseen, the significant uncertainty regarding the outlook for our own and other economies warranted the sudden shift. If consumer confidence continues to slide and employment growth is restricted, we would expect the Fed to take more easing steps before the end of the year. In spite of our expectations for a lower Fed Funds Target Rate, the municipal one-year note market remains expensive relative to the taxable corporate market and to short-term municipal instruments, such as variable rate demand notes. Nonetheless, we remain biased to slightly extend or at least maintain the average maturity of the trust in the 55-60 day range in order to take advantage of potential lower interest rates. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

* The seven-day net yield is calculated daily based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

 ** Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the trust's current earnings.

TAX-FREE INSTRUMENTS TRUST
PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 1998 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                                          VALUE
SHORT-TERM MUNICIPALS--99.5%
               ALABAMA--1.6%
 $ 6,000,000   Homewood, AL IDA Weekly VRDNs (Mountain Brook Inn (Homewood
               AL))/(SouthTrust Bank of Alabama, Birmingham LOC)               $    6,000,000
  12,000,000   Jefferson County, AL, (Series A), 3.45% Bonds (Bayerische
               Landesbank Girozentrale LOC), 10/1/1999                             12,000,000
   6,400,000(a)Jefferson County, AL, Trust Receipts (Series 1998 FR/RI-7)
               Weekly VRDNs (FGIC INS)/(Bank of New York, New York LIQ)             6,400,000
     785,000(a)Madison, AL IDA, (Series A) Weekly VRDNs (Executive Inn)/
               (Amsouth Bank N.A., Birmingham LOC)                                    785,000
   4,500,000   Stevenson, AL IDB, Industrial Revenue Bonds (Series 1996-A)
               Weekly VRDNs (Unitog Co.)/(UMB Bank, N.A. LOC)                       4,500,000
                 Total                                                             29,685,000
               ARIZONA--5.1%
  15,000,000   Arizona Agricultural Improvement & Power District, 3.50% CP
               (Salt River Project, AZ Agricultural Improvement & Power
               District), Mandatory Tender 12/17/1998                              15,000,000
  24,439,000   Arizona Agricultural Improvement & Power District, 3.60% CP
               (Salt River Project, AZ Agricultural Improvement & Power
               District), Mandatory Tender 11/12/1998                              24,439,000
  23,850,000   Arizona Agricultural Improvement & Power District, 3.60% CP
               (Salt River Project, AZ Agricultural Improvement & Power
               District), Mandatory Tender 11/13/1998                              23,850,000
   1,165,000   Arizona State Transportation Board, 5.90% Bonds, 7/1/1999            1,184,265
     850,000   Arizona State Transportation Board, 6.90% Bonds (Maricopa
               County, AZ Regional Area Road Fund)/(MBIA INS), 7/1/1999               869,786
       6,200   Gilbert, AZ IDA Weekly VRDNs (Foxworth-Galbraith Lumber
               Co.)/(Bank One, Arizona N.A. LOC)                                        6,200
     700,000   Maricopa County, AZ Pollution Control Corp., (Series 1984)
               Weekly VRDNs (El Paso Electric Co.)/(Barclays Bank PLC,
               London LOC)                                                            700,000
     500,000   Maricopa County, AZ Unified School District No. 48, 6.00%
               Bonds, 7/1/1999                                                        508,077
   8,285,000   Maricopa County, AZ, IDA (Series 1984) Weekly VRDNs
               (Gannett Co., Inc.)                                                  8,285,000

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
   AMOUNT                                                                          VALUE
SHORT-TERM MUNICIPALS--CONTINUED
               ARIZONA--CONTINUED
$  1,920,000(a)Phoenix, AZ Civic Improvement Corp., PA-405 (Series 1998A)
               Weekly VRDNs (FSA INS)/(Merrill Lynch Capital Services, Inc.
               LIQ)                                                           $     1,920,000
     600,000   Phoenix, AZ IDA, (Series 1984) Weekly VRDNs (Del Mar Terrace
               Apartments)/(Bank of America NT and SA, San Francisco LOC)             600,000
   1,950,000   Phoenix, AZ IDA, (Series 1997) Weekly VRDNs (Interface Data
               Systems, Inc.)/(Bank One, Arizona N.A. LOC)                          1,950,000
   2,000,000(a)Phoenix, AZ IDA, PT-1082 Weekly VRDNs (GNMA COL)/(Merrill
               Lynch Capital Services, Inc. LIQ)                                    2,000,000
     905,000(a)Phoenix, AZ, PA-236 Weekly VRDNs (Merrill Lynch Capital
               Services, Inc. LIQ)                                                    905,000
   1,295,000   Pima County, AZ IDA Weekly VRDNs (A & P Investments)/(Bank
               One, Arizona N.A. LOC)                                               1,295,000
   5,203,000   Pima County, AZ IDA Weekly VRDNs (BJR Investments, Inc.)/
               (Bank One, Arizona N.A. LOC)                                         5,203,000
   4,400,000   Pinal County, AZ IDA, PCR Bonds Daily VRDNs (Magma Copper
               Co.)/(National Westminster Bank, PLC, London LOC)                    4,400,000
     850,000   Scottsdale, AZ IDA Weekly VRDNs (Scottsdale (Memorial
               Hospitals))/(AMBAC INS)/(Credit Local de France LIQ)                   850,000
   1,800,000   Yavapai, AZ IDA, (Series 1997B) Weekly VRDNs (Yavapai
               Regional Medical Center)/(FSA INS)/(Credit Local de France
               LIQ)                                                                 1,800,000
                 Total                                                             95,765,328
               ARKANSAS--0.7%
   5,000,000   Arkansas Development Finance Authority, Home Mortgage
               Revenue Bonds (Series C), 3.65% BANs, 3/1/1999                       5,000,000
   5,500,000   Hope, AR, Solid Waste Disposal Revenue Bonds (Series 1994),
               4.10% CP (Temple-Inland Forest Products Corp.)/(Temple-
               Inland, Inc. GTD), Mandatory Tender 11/10/1998                       5,500,000
   2,500,000   Pocahontas, AR, IDRB (Series 1995) Weekly VRDNs (MacLean
               ESNA L.P. Project)/(Northern Trust Co., Chicago, IL LOC)             2,500,000
                 Total                                                             13,000,000
               CALIFORNIA--10.5%
  30,000,000(a)California Community College Financing Authority, Trust
               Receipts (Series 1998 FR/RI-A24), 3.60% TOBs (FSA INS)/(Bank
               of New York, New York LIQ), Optional Tender 12/9/1998               30,000,000

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
   AMOUNT                                                                          VALUE
SHORT-TERM MUNICIPALS--CONTINUED
               CALIFORNIA--CONTINUED
$ 31,000,000(a)California Public Capital Improvements Financing Authority,
               Trust Receipts (Series 1996 FR-3) Weekly VRDNs (MBIA INS)/
               (Bank of New York, New York LIQ)                               $    31,000,000
  38,300,000(a)Contra Costa County, CA, Trust Receipts (1998 A-27), 3.60% TOBs
               (Bank of New York, New York LIQ), Mandatory Tender 12/9/ 1998
               38,300,000
  20,000,000   Los Angeles County, CA, (Series A), 4.50% TRANs, 6/30/1999          20,119,112
   4,000,000(a)Northern California Transmission Agency, Trust Receipts
               (Series 1998 FR/RI-16) Weekly VRDNs (California-Oregon
               Transmission Project)/(MBIA INS)/(Bank of New York, New York LIQ)
               4,000,000
   2,000,000 Orange County, CA IDA, (Series 1991A) Weekly VRDNs (The
               Lakes)/(Chase Manhattan Bank N.A., New York LOC)                     2,000,000
   9,950,000(a)Orange County, CA Local Transportation Authority, Trust
               Receipts (Series 1998 FR/RI-A15) Weekly VRDNs (MBIA INS)/
               (Commerzbank AG, Frankfurt LIQ)                                      9,950,000
  12,498,000(a)PBCC LeaseTOPS Trust (California Non-AMT) Series 1998-1
               Weekly VRDNs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ)            12,498,000
  37,325,000(a)San Diego, CA Area Local Governments, Trust Receipts (Series
               FR/RI-A25) Weekly VRDNs (Bank of New York, New York LIQ)            37,325,000
  12,600,000   San Francisco, CA Redevelopment Finance Agency, (Series B1)
               Weekly VRDNs (Fillmore Center)/(Bank of Nova Scotia, Toronto
               LOC)                                                                12,600,000
                 Total                                                            197,792,112
               COLORADO--2.0%
     785,000   Colorado HFA, (Series 1998H) Weekly VRDNs (Community
               Partnership for Child Development)/(U.S. Bank, N.A.,
               Minneapolis LOC)                                                       785,000
   1,870,000   Colorado Health Facilities Authority, (Series 1998 F) Weekly
               VRDNs (Developmental Disabilities Center)/(Bank One,
               Colorado LOC)                                                        1,870,000
   3,050,000   Colorado Health Facilities Authority, (Series 1998B), 3.70%
               TOBs (Developmental Pathways, Inc.)/(Bank One, Colorado
               LOC), Optional Tender 12/1/1998                                      3,050,000
   3,000,000   Colorado Health Facilities Authority, (Series 1998D) Weekly
               VRDNs (North Metro Community Servies, Inc.)/(Bank One,
               Colorado LOC)                                                        3,000,000
     335,000   Colorado Health Facilities Authority, (Series 1998E), 3.70%
               TOBs (Arkansas Valley)/(Bank One, Colorado LOC), Optional
               Tender 12/1/1998                                                       335,000

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
   AMOUNT                                                                          VALUE
SHORT-TERM MUNICIPALS--CONTINUED
               COLORADO--CONTINUED
$  2,300,000   Colorado Postsecondary Educational Facilities, (Series 1997)
               Weekly VRDNs (Waldorf School Association of Boulder, Inc. -
               Shining Mountain Waldorf School)/(KeyBank, N.A. LOC)           $     2,300,000
   3,400,000   Colorado Springs, CO Utility System, IDRB's (Series 1996)
               Weekly VRDNs (Micro Metals, Inc.)/(U.S. Bank, N.A.,
               Minneapolis LOC)                                                     3,400,000
  12,645,000(a)Denver (City & County), CO, Trust Reciepts, Series 1998 FR/ RI-13
               Weekly VRDNs (MBIA INS)/(Bank of New York, New York LIQ)
               12,645,000
   4,705,000   Mesa County, CO, (Series 1996) Weekly VRDNs (3D Systems
               Corp.)/(Norwest Bank Minnesota, N.A. LOC)                            4,705,000
   5,365,000(a)Thornton, CO, Multifamily Housing Refunding Revenue Bonds
               (1989 Series A) Weekly VRDNs (Quail Ridge Project)/(General
               Electric Capital Corp. LOC)                                          5,365,000
                 Total                                                             37,455,000
               CONNECTICUT--1.2%
     485,145(a)Clipper Connecticut Tax Exempt Trust, (Series 1994-1) Weekly
               VRDNs (State Street Bank and Trust Co. LIQ)                            485,145
   9,300,000   Connecticut Development Authority, (Series A) Weekly VRDNs
               (Exeter Energy)/(Sanwa Bank Ltd., Osaka LOC)                         9,300,000
   1,800,000   Connecticut Development Authority, (Series C) Weekly VRDNs
               (Exeter Energy)/(Sanwa Bank Ltd., Osaka LOC)                         1,800,000
     700,000   Connecticut Development Health Care Facilities Weekly VRDNs
               (Independence Living)/(Credit Local de France LOC)                     700,000
   6,000,000   Connecticut State HEFA, (Series B) Weekly VRDNs (Edgehill)/
               (Paribas, Paris LOC)                                                 6,000,000
   3,930,000   Connecticut State Transportation Infrastructure Authority
               Weekly VRDNs (Connecticut State)/(Commerzbank AG, Frankfurt
               LOC)                                                                 3,930,000
                 Total                                                             22,215,145
               DISTRICT OF COLUMBIA--0.7%
   6,000,000   District of Columbia Housing Finance Agency, (1998 Series
               B), 3.80% TOBs (AIG Funding, Inc.), Mandatory Tender 6/23/
               1999                                                                 6,000,000
   7,740,000   District of Columbia, (Series A) Weekly VRDNs (American
               University)/(National Westminster Bank, PLC, London LOC)             7,740,000
                 Total                                                             13,740,000

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
   AMOUNT                                                                          VALUE
SHORT-TERM MUNICIPALS--CONTINUED
               FLORIDA--1.9%
$  7,750,000(a)Escambia County, FL HFA, PT 1017 Weekly VRDNs (GNMA COL)/
               (Merrill Lynch Capital Services, Inc. LIQ)                     $     7,750,000
   9,950,000(a)Escambia County, FL HFA, Variable Rate Certificates, (Series
               1997D) Weekly VRDNs (GNMA COL)/(Bank of America NT and SA,
               San Francisco LIQ)                                                   9,950,000
   2,000,000   Florida HFA, Multifamily Housing Revenue Bonds (1995 Series
               M) Weekly VRDNs (Bainbridge Club Apartments Project)/(PNC
               Bank, Kentucky LOC)                                                  2,000,000
   2,900,000   Highlands County, FL Health Facilities, (Series 1996A
               Accounts Receivable) Weekly VRDNs (Adventist Health System)/
               (CapMAC Holdings, Inc. INS)/(First National Bank of Chicago
               LIQ)                                                                 2,900,000
   7,400,000   Osceola County, FL HFA, Multifamily Housing Revenue Bonds
               (Series 1998A) Weekly VRDNs (Arrow Ridge Apartments)/
               (Amsouth Bank N.A., Birmingham LOC)                                  7,400,000
   5,800,000   Titusville, FL, Multi-Purpose Revenue Bonds, Installment
               1995A Weekly VRDNs (Nationsbank, N.A., Charlotte LOC)                5,800,000
                 Total                                                             35,800,000
               GEORGIA--6.9%
   3,000,000   Albany-Dougherty, GA Payroll Development Authority Weekly
               VRDNs (Flint River Services, Inc.)/(Columbus Bank and
               Trust Co., GA LOC)                                                   3,000,000
   4,995,000   Bartow County School District, GA, 4.00% TANs, 12/31/1998            4,999,451
   1,900,000   Burke County, GA Development Authority, Pollution Control
               Revenue Bonds (Series 1995) Daily VRDNs (Georgia Power Co.)          1,900,000
   2,670,000   Cartersville, GA, 4.00% TANs, 12/31/1998                             2,671,944
  11,000,000   Cherokee County, GA School System, 3.875% TANs, 12/31/1998          11,003,301
   9,675,000   Cobb County, GA IDA, (Series 1997) Weekly VRDNs (Wyndham
               Gardens)/(Bankers Trust Co., New York LOC)                           9,675,000
   5,000,000   Cobb-Marietta, GA Coliseum & Exhibit Hall Authority, Junior
               Lien Revenue Bonds (Series 1996A) Weekly VRDNs (MBIA INS)/
               (Canadian Imperial Bank of Commerce, Toronto LIQ)                    5,000,000
   1,905,000   Columbus, GA IDA Industrial & Port Development Commission,
               (Series 1992) Weekly VRDNs (Maine Street Village
               Partnership)/(Columbus Bank and Trust Co., GA LOC)                   1,905,000

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
   AMOUNT                                                                          VALUE
SHORT-TERM MUNICIPALS--CONTINUED
               GEORGIA--CONTINUED
$  7,000,000   Coweta County, GA Residential Care Facilities for the
               Elderly, First Lien Revenue Bonds (Series 1996B) Weekly
               VRDNs (Wesley Woods of Newman-Peachtree City, Inc. Project)/
               (Paribas, Paris LOC)                                           $     7,000,000
   5,000,000   Crisp County, GA Development Authority, Solid Waste Disposal
               Revenue Bonds (Series A), 3.85% TOBs (International Paper
               Co.), Optional Tender 3/1/1999                                       5,000,000
   1,660,000   Fulton County, GA Housing Authority, (Series 1996) Weekly
               VRDNs (Champions Green Apartments Project)/(SouthTrust Bank
               of Alabama, Birmingham LOC)                                          1,660,000
     926,437   Georgia Municipal Association Weekly VRDNs (Credit Suisse
               First Boston LIQ)/(MBIA LOC)                                           926,437
  10,200,000   Glynn County, GA Schools, 3.82% TANs, 12/31/1998                    10,202,942
   8,000,000   Hall County, GA School District, 3.875% TANs, 12/31/1998             8,005,387
   1,280,000   Macon-Bibb County, GA Urban Development Authority, Refunding
               Revenue Bonds (Series 1995) Weekly VRDNs (Macon Hotel
               Investors Project)/(NBD Bank, Michigan LOC)                          1,280,000
   5,435,000   Municipal Electric Authority of Georgia, (Series 1985A),
               3.60% CP (Morgan Guaranty Trust Co., New York LOC),
               Mandatory Tender 10/14/1998                                          5,435,000
  19,650,000   Municipal Electric Authority of Georgia, (Series 1985A),
               3.65% CP (Landesbank Hessen-Thueringen, Frankfurt LOC),
               Mandatory Tender 10/13/1998                                         19,650,000
   7,740,000   Rockdale County, GA Hospital Authority, Revenue Anticipation
               Certificates (Series 1994) Weekly VRDNs (Rockdale Hospital)/
               (SunTrust Bank, Atlanta LOC)                                         7,740,000
   4,600,000   Roswell, GA Housing Authority, Multifamily Housing Refunding
               Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.
               Project)/(Northern Trust Co., Chicago, IL LOC)                       4,600,000
   4,000,000   Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot,
               Inc.)                                                                4,000,000
   5,000,000   Summerville, GA Development Authority, (Series 1997) Weekly
               VRDNs (Image Industries, Inc.)/(First Union National Bank,
               Charlotte, N.C. LOC)                                                 5,000,000
   8,988,000   Troup County, GA Board of Education, (Series 1998), 3.77%
               TANs, 12/31/1998                                                     8,989,511
                 Total                                                            129,643,973

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
   AMOUNT                                                                          VALUE
SHORT-TERM MUNICIPALS--CONTINUED
               IDAHO--1.6%
$ 29,500,000   Idaho Health Facilities Authority, (Series 1995), 3.60% CP
               (Holy Cross Health System Corp.)/(Morgan Guaranty Trust Co.,
               New York LIQ), Mandatory Tender 11/13/1998                     $    29,500,000
               ILLINOIS--7.5%
   1,250,000   Champaign, IL, IDRB Weekly VRDNs (Christie Clinic)/(National City
               Bank, Indiana LOC) 1,250,000
  33,000,000(a)Chicago, IL Board of Education, Trust Receipts (Series 1998
               FR/RI-A53) Daily VRDNs (AMBAC INS)/(National Westminster Bank,
               PLC, London LIQ) 33,000,000
   7,100,000(a)Chicago, IL Public Building Commission, (Series 1997) Lehman
               TR/FR-15 Weekly VRDNs (Chicago, IL Board of Education)/
               (MBIA INS)/(Bank of New York, New York LIQ)                          7,100,000
  10,000,000(a)Chicago, IL, Variable Rate Certificates (Series 1998M), 3.70%
               TOBs (FGIC INS)/(Bank of America NT and SA, San
               Francisco LIQ), Optional Tender 8/4/1999                            10,000,000
   1,033,000   Illinois Development Finance Authority Weekly VRDNs
               (Newlywed Food)/(Mellon Bank N.A., Pittsburgh LOC)                   1,033,000
   2,200,000   Illinois Development Finance Authority, EDRB (Series 1995)
               Weekly VRDNs (Evapco, Inc. Project)/(Nationsbank, N.A.,
               Charlotte LOC)                                                       2,200,000
   3,400,000   Illinois Development Finance Authority, IDRB (Series 1995)
               Weekly VRDNs (Dickson Weatherproof Nail Co. Project)/
               (LaSalle National Bank, Chicago LOC)                                 3,400,000
  16,700,000   Illinois Development Finance Authority, PCR Daily VRDNs
               (Diamond Star Motors Corp.)/(Bank of Tokyo-Mitsubishi Ltd.
               LOC)                                                                16,700,000
  40,000,000   Illinois Health Facilities Authority, Revenue Bonds (Series
               1985B) Weekly VRDNs (OSF Health Care Systems)/(Bank of
               America, IL and Rabobank Nederland, Utrecht LIQs)                   40,000,000
  17,135,000(a)Illinois Housing Development Authority, PT-7, 3.80% TOBs
               (AMBAC INS)/(Commerzbank AG, Frankfurt LIQ), Optional Tender
               5/13/1999                                                           17,135,000
   1,910,000   Martinsville, IL, IDRB (Series 1995) Weekly VRDNs (PAP-R
               Products Company Project)/(Bank One, Illinois, N.A. LOC)             1,910,000
   3,250,000   Mendota, IL, IDRB (Series 1995) Weekly VRDNs (Minnesota
               Diversified Products, Inc. Project)/(Norwest Bank Minnesota,
               N.A. LOC)                                                            3,250,000

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
   AMOUNT                                                                          VALUE
SHORT-TERM MUNICIPALS--CONTINUED
               ILLINOIS--CONTINUED
$  1,700,000   Naperville, IL, Economic Development Revenue Refunding Bonds
               (Series 1994) Weekly VRDNs (Independence Village Associates,
               Ltd. Project)/(U.S. Bank, N.A., Minneapolis LOC)               $     1,700,000
   1,300,000   Oakbrook Terrace, IL, IDR (Series 1993) Weekly VRDNs (La
               Quinta Inns, Inc.)/(Nationsbank, N.A., Charlotte LOC)                1,300,000
   2,359,000   Peoria, IL, (Series 1996) Weekly VRDNs (J.T. Fennell
               Company, Inc. Project)/(Bank One, Illinois, N.A. LOC)                2,359,000
                 Total                                                            142,337,000
               INDIANA--1.2%
   2,200,000   Bluffton, IN, Economic Development Refunding Revenue Bonds
               Weekly VRDNs (Blount, Inc.)/(Morgan Guaranty Trust Co., New
               York LOC)                                                            2,200,000
   2,400,000   Gary, IN, Environment Improvement Refunding Bonds (Series
               1986), 3.65% CP (USX Corp.)/(Bank of New York, New York LOC),
               Mandatory Tender 10/14/1998                                          2,400,000
   2,835,000   Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon
               L.L.C. Project)/(Norwest Bank Minnesota, N.A. LOC) 2,835,000
   4,500,000   Jasper County, IN, (Series 1998A) Weekly VRDNs (Oak Grove
               Christian Retirement Village, Inc.)/(First of America Bank,
               N.A. LOC)                                                            4,500,000
   2,280,000   Kendallville, IN, IDRB (Series 1995) Weekly VRDNs (Rivnut
               Real Estate, Ltd. Project)/(National City Bank, Ohio LOC)            2,280,000
   7,000,000   Richmond, IN EDA Weekly VRDNs (Gannett Co., Inc.)                    7,000,000
   2,130,000   Winamac, IN, (Series 1997) Weekly VRDNs (Pulaski Health
               Foundation, Inc.)/(KeyBank, N.A. LOC)                                2,130,000
                 Total                                                             23,345,000
               IOWA--1.0%
   2,800,000   Des Moines, IA, IDR Bonds (Series 1994) Weekly VRDNs
               (Printer, Inc.)/(Norwest Bank Minnesota, N.A. LOC)                   2,800,000
   4,400,000   Iowa Finance Authority, (Series 1996) Weekly VRDNs (Wittern
               Realty, Inc. Project)/(Norwest Bank Minnesota, N.A. LOC)             4,400,000
  12,000,000   Iowa School Corporations, (1998-99 Series A), 4.50% TRANs
               (FSA INS), 6/25/1999                                                12,071,980
                 Total                                                             19,271,980

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
   AMOUNT                                                                          VALUE
SHORT-TERM MUNICIPALS--CONTINUED
               KANSAS--0.4%
$  6,000,000   Kansas Development Finance Authority, Multifamily Housing
               Revenue Bonds (Series 1995) Weekly VRDNs (First Kansas State
               Partnership, L.P.)/(Nationsbank, N.A., Charlotte LOC)          $     6,000,000
   1,900,000   Olathe, KS, Industrial Revenue Bonds (Series 1995) Weekly
               VRDNs (Garmin International, Inc. Project)/(Nationsbank,
               N.A., Charlotte LOC)                                                 1,900,000
                 Total                                                              7,900,000
               KENTUCKY--3.0%
   1,440,000   Boone County, KY, (Series 1996) Weekly VRDNs (Western States
               Envelope Co.)/(Bank One, Wisconsin, N.A. LOC)                        1,440,000
   5,540,000   Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon
               Metals LLC Project)/(Harris Trust & Savings Bank, Chicago
               LOC)                                                                 5,540,000
   1,845,000   Jefferson County, KY, Industrial Building Revenue Bonds
               (Series 1995) Weekly VRDNs (Derby Industries, Inc. Project)/
               (Bank One, Kentucky LOC)                                             1,845,000
  11,995,000(a)Kenton County, KY Airport Board, Trust Receipts (Series F-
               1), 3.8% TOBs (MBIA INS)/(Bank of America NT and SA, San
               Francisco LIQ), Optional Tender 5/12/1999                           11,995,000
  34,000,000   Owensboro, KY, (Series 1996) Weekly VRDNs (Owensboro Mercy
               Health System, Inc. Project)/(Bank of America, IL LOC)              34,000,000
   1,800,000   Owensboro, KY, Limited Obligation Revenue Bonds, 3.60% TOBs
               (Dart Polymers)/(NBD Bank, Michigan LOC), Optional Tender
               12/1/1998                                                            1,800,000
                 Total                                                             56,620,000
               MAINE--0.4%
   6,900,000   Jay, ME, Solid Waste Disposal Revenue Bonds, 4.00% TOBs
               (International Paper Co.), Optional Tender 6/1/1999                  6,900,000
               MARYLAND--0.3%
   2,468,000   Frederick County, MD, Series 1998A Weekly VRDNs (Thogar,
               LLC)/(First National Bank of Maryland, Baltimore LOC)                2,468,000
   1,900,000   Maryland State Energy Financing Administration, Annual
               Tender Solid Waste Disposal Revenue Refunding Bonds, 4.20%
               TOBs (Nevamar Corp.)/(International Paper Co. GTD), Optional
               Tender 9/1/1999                                                      1,900,000

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
   AMOUNT                                                                          VALUE
SHORT-TERM MUNICIPALS--CONTINUED
               MARYLAND--CONTINUED
$  1,630,000   Maryland State IDFA, (Series 1991) Weekly VRDNs (Maryland
               Academy of Sciences Facility)/(Nationsbank, N.A., Charlotte
               LOC)                                                           $     1,630,000
                 Total                                                              5,998,000
               MASSACHUSETTS--4.7%
   6,097,000 Attleboro, MA, 3.90% BANs, 9/10/1999 6,119,180
  16,000,000(a)Clipper, Tax Exempt Trust (Series 1994-2) Weekly VRDNs
               (State Street Bank and Trust Co. LIQ)                               16,000,000
   7,000,000   Massachusetts HEFA, (Series A) Weekly VRDNs (Brigham &
               Women's Hospital)/(Landesbank Hessen-Thueringen, Frankfurt
               LOC)                                                                 7,000,000
   4,000,000   Massachusetts IFA Weekly VRDNs (Kendall Square Entity)/
               (State Street Bank and Trust Co. LOC)                                4,000,000
   4,000,000   Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard
               House)/(Fleet Bank N.A. LOC)                                         4,000,000
  16,200,000   Massachusetts Municipal Wholesale Electric Company, Power
               Supply System Revenue Bonds (Series 1994 C) Weekly VRDNs
               (Canadian Imperial Bank of Commerce, Toronto LOC)                   16,200,000
   2,500,000(a)Massachusetts Port Authority, PT-1073 (Series 1998-D) Weekly
               VRDNs (Merrill Lynch Capital Services, Inc. LIQ)                     2,500,000
   4,500,000   Massachusetts State HFA, Multi-Family Refunding Revenue
               Bonds (Series 1995 A) Weekly VRDNs (Republic National Bank
               of New York LIQ)                                                     4,500,000
  23,670,000(a)Massachusetts Water Resources Authority, PT-1078 Weekly
               VRDNs (MBIA INS)/(Merrill Lynch Capital Services, Inc. LIQ)         23,670,000
   4,600,000   Springfield, MA, 4.00% BANs (Fleet National Bank,
               Springfield, MA LOC), 9/2/1999                                       4,618,394
                 Total                                                             88,607,574
               MICHIGAN--0.6%
     650,000   Dearborn, MI Economic Development Corp., (Series 1990)
               Weekly VRDNs (Exhibit Productions, Inc. Project)/(First of
               America Bank, N.A. LOC)                                                650,000
  10,000,000   Michigan State Building Authority, (Series 1), 3.70% CP
               (Canadian Imperial Bank of Commerce, Toronto LOC), Mandatory
               Tender
               10/1/1998                                                           10,000,000

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
   AMOUNT                                                                          VALUE
SHORT-TERM MUNICIPALS--CONTINUED
               MICHIGAN--CONTINUED
$    710,000   Michigan Strategic Fund, Limited Obligation Revenue Bonds
               (Series 1991) Weekly VRDNs (Martin Luther Memorial Home,
               Inc.)/(Bank One, Indianapolis, N.A. LOC)                       $       710,000
                 Total                                                             11,360,000
               MINNESOTA--1.4%
   9,600,000   Brooklyn Park, MN EDA, Brooks Landing and Brooks Gardens
               (Series 1997), 5.015% TOBs (Bayerische Landesbank
               Girozentrale), Mandatory Tender 3/1/1999                             9,600,000
   1,850,000   Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R.
               Sizer)/(Norwest Bank Minnesota, N.A. LOC)                            1,850,000
   1,485,000(a)Dakota County, MN Housing & Redevelopment Authority,
               (Custodial Receipts), 3.80% TOBs (GNMA COL)/(Corestates Bank
               N.A., Philadelphia, PA LIQ), Optional Tender 12/1/1998 1,485,000
  11,735,000   Minneapolis CDA, Revenue Refunding Bonds (Series 1995) Weekly
               VRDNs (Walker Methodist Health Center, Inc.
               Project)/(U.S. Bank, N.A., Minneapolis LOC)                         11,735,000
     806,000(a)Minneapolis/St. Paul MN Housing Finance Board, SFM Revenue
               Bonds, 4.10% TOBs (GNMA COL)/(Corestates Bank N.A.,
               Philadelphia, PA LIQ), Optional Tender 11/1/1998                       806,000
                 Total                                                             25,476,000
               MISSISSIPPI--0.7%
   4,130,000   Mississippi Business Finance Corp., (Series 1995) Weekly
               VRDNs (Mississippi Baking Company L.L.C. Project)/(First
               National Bank of Maryland, Baltimore LOC)                            4,130,000
   5,400,000   Mississippi Business Finance Corp., Series 1995 Weekly VRDNs
               (Schuller International, Inc.)/(Bank of New York, New York
               LOC)                                                                 5,400,000
   4,000,000   Warren County, MS IDA Weekly VRDNs (Vesper Corp.)/
               (PNC Bank, N.A. LOC)                                                 4,000,000
                 Total                                                             13,530,000
               MISSOURI--0.2%
   4,060,000   Missouri Development Finance Board, (Series 1995) Weekly
               VRDNs (Wilson Trailer Sales, Inc. Project)/(Norwest Bank
               Minnesota, N.A. LOC)                                                 4,060,000

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
   AMOUNT                                                                          VALUE
SHORT-TERM MUNICIPALS--CONTINUED
               NEBRASKA--0.4%
$  1,640,000   Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/
               (Norwest Bank Minnesota, N.A. LOC)                             $     1,640,000
   4,900,000   Douglas County, NE, IDRB (Series 1997) Weekly VRDNs
               (American Laboratories, Inc.)/(Norwest Bank Minnesota, N.A.
               LOC)                                                                 4,900,000
   1,110,000(a)Douglas County, NE, Industrial Development Revenue Refunding
               Bonds (Series 1994) Weekly VRDNs (Omaha Fixture
               Manufacturing Project)/(NBD Bank, Michigan LOC)                      1,110,000
                 Total                                                              7,650,000
               NEVADA--0.3%
   3,800,000   Reno, NV, (Series 1997) Weekly VRDNs (Drill Systems, Inc.)/
               (Toronto-Dominion Bank LOC)                                          3,800,000
   2,200,000   Sparks, NV, Industrial Development Revenue Bonds (Series
               1996) Weekly VRDNs (The Antioch Publishing Co. Project)/
               (National City Bank, Ohio LOC)                                       2,200,000
                 Total                                                              6,000,000
               NEW JERSEY--5.4%
   6,005,000   Lakewood Township, NJ, 4.00% BANs, 1/22/1999                         6,010,369
   2,685,546   Lavallette Borough, NJ, 4.125% BANs, 4/30/1999                       2,690,403
  17,000,000   New Jersey EDA Weekly VRDNs (Center-For-Aging--Applewood
               Estates)/(Fleet National Bank, Springfield, MA LOC)                 17,000,000
     116,037(a)New Jersey EDA Weekly VRDNs (H.L. Bhasin)/(Ford Motor Credit
               Corp. LIQ)/(Chase Manhattan Bank N.A., New York LOC)                   116,037
   7,000,000   New Jersey EDA Weekly VRDNs (YM-YWHA of Bergen County, NJ)/
               (Bank of New York, New York LOC)                                     7,000,000
   2,610,000   New Jersey EDA, (Series 1992L) Weekly VRDNs (Kent Place
               School)/(Banque Nationale de Paris LOC)                              2,610,000
   6,400,000   New Jersey EDA, Newark Recycling & Composting Co. (Series
               1997), 3.95% TOBs (Societe Generale, Paris), Mandatory
               Tender 12/15/1998                                                    6,400,000
   9,995,000(a)New Jersey Housing & Mortgage Financing Authority, (PT-159),
               3.70% TOBs (MBIA INS)/(Commerzbank AG, Frankfurt LIQ),
               Mandatory Tender 2/18/1999                                           9,995,000
   1,500,000(a)New Jersey State Educational Facilities Authority, (Series
               1998) FR/RI-A33 Trust Receipts Weekly VRDNs (AMBAC INS)/(National
               Westminster Bank, PLC, London LIQ) 1,500,000

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
   AMOUNT                                                                          VALUE
SHORT-TERM MUNICIPALS--CONTINUED
               NEW JERSEY--CONTINUED
$ 14,400,000(a)New Jersey State Transportation Trust Fund Agency, (Series
               1998 FR/RI-A21) Weekly VRDNs (National Westminster Bank,
               PLC, London LIQ)/(AMBAC LOC)                                   $    14,400,000
   7,500,000(a)New Jersey State Transportation Trust Fund Agency, Trust
               Receipts (Series 1996-1) Weekly VRDNs (MBIA INS)/(Bank of
               New York, New York LIQ)                                              7,500,000
   3,500,000(a)New Jersey State, PA-265 Weekly VRDNs (Merrill Lynch Capital
               Services, Inc. LIQ)                                                  3,500,000
   3,000,000   New Jersey State, UT GO Bonds, 7.20% Bonds, 4/15/1999                3,061,665
   2,800,000   Old Bridge Township, NJ, 4.25% BANs, 10/20/1998                      2,800,490
   4,000,000   Port Authority of New York and New Jersey, (Series 1991-4)
               Weekly VRDNs                                                         4,000,000
  13,000,000   Trenton, NJ, 3.80% BANs, 3/10/1999                                  13,008,776
                 Total                                                            101,592,740
               NEW MEXICO--0.5%
   2,000,000   Albuquerque, NM, (Series 1996A) Weekly VRDNs (El Encanto,
               Inc. Project)/(Norwest Bank Minnesota, N.A. LOC)                     2,000,000
   3,300,000   Albuquerque, NM, Refunding Revenue Bonds (Series 1992)
               Weekly VRDNs (Charter Hospital of Albuquerque, Inc.)/(Chase
               Manhattan Bank N.A., New York LOC)                                   3,300,000
   4,700,000   Las Cruces, NM, IDRB (Series 1994A) Weekly VRDNs (F & A Dairy
               Products, Inc. Project)/(Norwest Bank Minnesota, N.A. LOC)
               4,700,000
                 Total                                                             10,000,000
               NEW YORK--7.2%
   5,000,000   Allegany-Limestone, NY Central School District, 4.05% BANs,
               12/30/1998                                                           5,001,541
   3,500,000   Dutchess County, NY IDA, (Series 1998-A) Weekly VRDNs
               (Marist College)/(Bank of New York, New York LOC)                    3,500,000
   8,750,000   Lansingburgh, NY Central School District, 3.90% BANs, 6/18/
               1999                                                                 8,755,984
   4,500,000   Levittown Union Free School District, NY, 3.80% TANs, 6/23/
               1999                                                                 4,503,121
   8,815,000(a)Metropolitan Transportation Authority, New York, Commuter
               Facilities Revenue Bonds (PA-168) Weekly VRDNs (FGIC INS)/
               (Merrill Lynch Capital Services, Inc. LIQ)                           8,815,000

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
   AMOUNT                                                                          VALUE
SHORT-TERM MUNICIPALS--CONTINUED
               NEW YORK--CONTINUED
$ 49,000,000(a)New York City Municipal Water Finance Authority, Trust
               Receipts (Series 1997 FR/RI-5) Weekly VRDNs (MBIA INS)/(Bank
               of New York, New York LIQ)                                     $    49,000,000
   2,000,000   New York City, NY, Subseries A-10 Daily VRDNs (Morgan
               Guaranty Trust Co., New York LOC)                                    2,000,000
  10,000,000   New York City, NY, UT GO (Series F), 4.10% Bonds, 8/1/1999          10,024,253
   9,555,000(a)New York State Dormitory Authority, Floater Certificates
               Weekly VRDNs (Morgan Stanley, Dean Witter & Co. LIQ)/(United
               States Treasury PRF)                                                 9,555,000
   4,400,000(a)New York State Energy Research & Development Authority,
               Trust Receipt (Series 1998 FR/RI-9) Weekly VRDNs (Brooklyn
               Union Gas Co.)/(MBIA INS)/(Bank of New York, New York LIQ)           4,400,000
   5,500,000(a)Triborough Bridge & Tunnel Authority, NY, Trust Receipts
               (Series 1998 FR/RI-A1) Weekly VRDNs (Bayerische Hypotheken-
               Und Wechsel-Bank AG LIQ)                                             5,500,000
   5,000,000(a)VRDC/IVRC Trust, (Series 1992A) Weekly VRDNs (New York City
               Municipal Water Finance Authority)/(MBIA INS)/(Hong Kong &
               Shanghai Banking Corp. LIQ)                                          5,000,000
  10,000,000(a)VRDC/IVRC Trust, (Series 1993B) Weekly VRDNs (Metropolitan
               Transportation Authority, New York)/(AMBAC INS)/(Hong Kong &
               Shanghai Banking Corp. LIQ)                                         10,000,000
  10,000,000(a)VRDC/IVRC Trust, (Series 1993G) Weekly VRDNs (St. Lukes
               Roosevelt Hospital Center)/(FHA INS)/(Hong Kong & Shanghai
               Banking Corp. LIQ)                                                  10,000,000
                 Total                                                            136,054,899
               NORTH CAROLINA--3.0%
   1,000,000   Cleveland County, NC Industrial Facilities and Pollution
               Control Financing Authority Weekly VRDNs (PPG Industries,
               Inc.)                                                                1,000,000
   2,500,000   Lee County, NC Industrial Facility & PCFA, (Series 1989)
               Weekly VRDNs (Avondale Mills, Inc.)/(SunTrust Bank, Atlanta
               LOC)                                                                 2,500,000
  15,400,000(a)Martin County, NC IFA, (Series 1993) Weekly VRDNs
               (Weyerhaeuser Co.)                                                  15,400,000
     500,000(a)NCNB Pooled Tax-Exempt Trust, (Series 1990A) Weekly VRDNs
               (NCNB Tax Exempt Trust 1990a)/(Nationsbank, N.A., Charlotte
               LOC)                                                                   500,000

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
   AMOUNT                                                                          VALUE
SHORT-TERM MUNICIPALS--CONTINUED
               NORTH CAROLINA--CONTINUED
$  2,700,000(a)NCNB Pooled Tax-Exempt Trust, (Series 1990B) Weekly VRDNs
               (NCNB Tax-Exempt Trust 1990b)/(Nationsbank, N.A.,
               Charlotte LOC)                                                 $     2,700,000
   8,500,000   New Hanover County, NC PCFA, (Series 1984) Weekly VRDNs (American
               Hoist & Derrick Co. Project)/(BankBoston, N.A.
               LOC)                                                                 8,500,000
   8,000,000(a)North Carolina Eastern Municipal Power Agency, PT-132 Weekly
               VRDNs (MBIA INS)/(Credit Suisse First Boston LIQ)                    8,000,000
   1,000,000   North Carolina Medical Care Commission, (Series 1996) Weekly
               VRDNs (North Carolina Baptist)                                       1,000,000
   2,500,000   North Carolina Medical Care Commission, Revenue Bonds
               (Series 1992B) Weekly VRDNs (North Carolina Baptist)                 2,500,000
   1,000,000   North Carolina Medical Care Commission, Revenue Bonds
               (Series 1993) Weekly VRDNs (Moses H. Cone Memorial)                  1,000,000
  14,000,000   Wake County, NC Industrial Facilities & PCFA, (Series
               1990A), 3.50% CP (Carolina Power & Light Co.)/(First
               National Bank of Chicago LOC), Mandatory Tender 10/21/1998          14,000,000
                 Total                                                             57,100,000
               NORTH DAKOTA--0.1%
   2,050,000(a)Fargo, ND, IDRB (Series 1994) Weekly VRDNs (Pan-O-Gold
               Baking Co. Project)/(Norwest Bank Minnesota, N.A. LOC)               2,050,000
               OHIO--0.8%
   5,600,000   Miami County, OH, 3.90% BANs, 7/15/1999                              5,609,342
  10,000,000   Ohio HFA, Residential Mortgage Revenue Notes (1998 Series A-
               2), 3.80% BANs, 3/1/1999                                            10,000,000
                 Total                                                             15,609,342
               OKLAHOMA--1.6%
   2,295,000   Claremore, OK IDA Weekly VRDNs (Baldor Electric Co.)/
               (Wachovia Bank of NC, N.A., Winston-Salem LOC)                       2,295,000
   2,020,000   Oklahoma County, OK Finance Authority, (Series 1996) Weekly
               VRDNs (Avalon Project)/(Bank One, Texas N.A. LOC)                    2,020,000
   9,000,000   Oklahoma State Industrial Authority, Flexible Rate Hospital
               Revenue Bonds (Series 1990B) Weekly VRDNs (Baptist Medical
               Center, OK)/(Morgan Guaranty Trust Co., New York LIQ)                9,000,000

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
   AMOUNT                                                                          VALUE
SHORT-TERM MUNICIPALS--CONTINUED
               OKLAHOMA--CONTINUED
$ 11,000,000(a)Tulsa County, OK HFA, CDC Municipal Products, Inc. Class A
               Certificates (Series 1996E) Weekly VRDNs (GNMA COL)/(CDC
               Municipal Products, Inc. LIQ)                                  $    11,000,000
   6,100,000(a)Tulsa, OK International Airport, Variable Rate Certificates
               (Series 1997 B-1) Weekly VRDNs (MBIA INS)/(Bank of America
               NT and SA, San Francisco LIQ)                                        6,100,000
                 Total                                                             30,415,000
               PENNSYLVANIA--3.5%
   6,000,000   Allegheny County, PA IDA, (Series 1986) Weekly VRDNs (Dowty
               Corp.)/(U.S. Bank, N.A., Minneapolis LOC)                            6,000,000
   1,155,000   Berks County, PA IDA Weekly VRDNs (Lutheran Home at Topton
               Project)/(Corestates Bank N.A., Philadelphia, PA LOC)                1,155,000
  22,000,000   Clinton County, PA IDA, Solid Waste Disposal Revenue Bonds
               (Series 1992A), 3.95% TOBs (International Paper Co.),
               Optional Tender 1/15/1999                                           22,000,000
   1,840,000   Clinton County, PA Municipal Authority, (Series A) Weekly
               VRDNs (Lock Haven Hospital)/(PNC Bank, N.A. LOC)                     1,840,000
   1,455,000   Erie County, PA IDA, Multi Mode Revenue Refunding Bonds
               Weekly VRDNs (Corry Manor, Inc.)/(PNC Bank, N.A. LOC)                1,455,000
   2,000,000   Montgomery County, PA IDA Weekly VRDNs (Plymouth Woods)/(PNC
               Bank, N.A. LOC)                                                      2,000,000
   1,000,000   Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home
               Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC)              1,000,000
   2,300,000(a)Pennsylvania EDFA, (Series 1996 E) Weekly VRDNs (Adelphoi,
               Inc.)/(PNC Bank, N.A. LOC)                                           2,300,000
  10,000,000(a)Philadelphia Authority for Industrial Development, Trust
               Receipts (Series 1998 FR/RI-A45) Daily VRDNs (Philadelphia
               Airport System)/(FGIC INS)/(National Westminster Bank, PLC,
               London LIQ) 10,000,000
  10,000,000   Philadelphia, PA School District, (Series B), 4.25% TRANs
               (PNC Bank, N.A. LOC), 6/30/1999                                     10,044,584
   7,250,000   Philadelphia, PA, 4.25% TRANs, 6/30/1999                             7,282,016
                 Total                                                             65,076,600

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
   AMOUNT                                                                          VALUE
SHORT-TERM MUNICIPALS--CONTINUED
               SOUTH CAROLINA--1.1%
$  2,250,000   Berkeley, SC IRB, (Series 1989) Weekly VRDNs (W.W. Williams
               Co. Project)/(Bank One, Ohio, N.A. LOC)                        $     2,250,000
   9,000,000   Georgetown County, SC, Pollution Control Facilities
               Adjustable Rate Bonds (Series A), 4.10% TOBs (International
               Paper Co.), Optional Tender 9/1/1999                                 9,000,000
   9,000,000   South Carolina State Public Service Authority, 3.50% CP (Bank of
               America NT and SA, San Francisco, Bank of Nova Scotia, Toronto,
               Commerzbank AG, Frankfurt and Toronto-
               Dominion Bank LIQs), Mandatory Tender 12/17/1998                     9,000,000
                 Total                                                             20,250,000
               SOUTH DAKOTA--1.0%
     865,000   Rapid City, SD Weekly VRDNs (Gillette Dairy Black Hills,
               Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                              865,000
   5,630,000(a)South Dakota Housing Development Authority, CDC Municipal
               Products, Inc. Class A Certificates (Series 1996C) Weekly
               VRDNs (CDC Municipal Products, Inc. LIQ)                             5,630,000
   7,970,000   South Dakota Housing Development Authority, Homeownership
               Mortgage Bonds (1997 Series E) Weekly VRDNs                          7,970,000
   3,935,000(a)South Dakota Housing Development Authority, PT-85 (1988
               Series A) Weekly VRDNs (Rabobank Nederland, Utrecht LIQ)             3,935,000
   1,030,000   Watertown, SD, (Series 1991) Weekly VRDNs (Tescom Corp.)/
               (Norwest Bank Minnesota, N.A. LOC)                                   1,030,000
                 Total                                                             19,430,000
               TENNESSEE--0.5%
   1,447,500   Metropolitan Government Nashville & Davidson County, TN IDB,
               (Series 1994) Weekly VRDNs (Shoney's Inn)/(First Union
               National Bank, Charlotte, NC LOC)                                    1,447,500
   7,995,000(a)Tennessee Housing Development Agency, (Series K) Weekly
               VRDNs (Bank of America NT and SA, San Francisco LIQ)                 7,995,000
     225,000   Washington County, TN IDB, Revenue Refunding Bonds (Series
               1996) Weekly VRDNs (Springbrook Properties Project)/
               (SunTrust Bank, Nashville LOC)                                         225,000
                 Total                                                              9,667,500

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
   AMOUNT                                                                          VALUE
SHORT-TERM MUNICIPALS--CONTINUED
               TEXAS--9.3%
$ 17,650,000   Angelina and Neches River Authority, Texas, Solid Waste
               Disposal Revenue Bonds (Series 1993), 3.80% CP (Temple-
               Eastex Inc.)/(Temple-Inland, Inc. GTD), Mandatory Tender 10/
               1/1998                                                         $    17,650,000
   3,000,000   Angelina and Neches River Authority, Texas, Waste Disposal
               Revenue Bonds (Series 1998), 3.80% CP (Temple-Inland Forest
               Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender
               10/13/1998                                                           3,000,000
     900,000   Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.)            900,000
   2,500,000   Desoto TX, IDA, Inc., (Series 1989) Weekly VRDNs (Solar
               Turbines, Inc.)/(Toronto-Dominion Bank LOC)                          2,500,000
   1,500,000   Harris County, TX Cultural Education Facilities Finance
               Corp. Weekly VRDNs (Houston Museum of Natural Sciences)/
               (Bank One, Texas N.A. LOC)                                           1,500,000
  10,000,000(a)Harris County, TX HFDC, Trust Receipts (Series 1997) Weekly
               VRDNs (Hermann Hospital)/(MBIA INS)/(Bank of New York, New
               York LIQ)                                                           10,000,000
     955,000 Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.) 955,000
  27,460,000(a)Irving, TX Independent School District, PT-1048 Weekly VRDNs
               (Texas Permanent School Fund Guarantee Program GTD)/(Merrill
               Lynch Capital Services, Inc. LIQ)                                   27,460,000
   1,700,000   Liberty County, TX IDA Weekly VRDNs (Insteel Industries,
               Inc.)/(First Union National Bank, Charlotte, NC LOC)                 1,700,000
   1,580,000   North Richland Hills, TX IDC Weekly VRDNs (Tecnol, Inc.)/
               (Nationsbank, N.A., Charlotte LOC)                                   1,580,000
  10,000,000   San Antonio, TX, Waste System (Series 1995), 3.55% CP
               (Westdeutsche Landesbank Girozentrale LIQ), Mandatory Tender
               12/14/1998                                                          10,000,000
  10,000,000(a)Southeast Texas Housing Finance Corp., PT-165, 3.75% TOBs (GNMA
               COL)/(Banque Nationale de Paris LIQ), Optional Tender 3/18/1999
               10,000,000
   5,500,000   Tarrant County, TX IDC, (Series 1997) Weekly VRDNs (Lear
               Operations Corp.)/(Chase Manhattan Bank N.A., New York LOC)          5,500,000

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
   AMOUNT                                                                          VALUE
SHORT-TERM MUNICIPALS--CONTINUED
               TEXAS--CONTINUED
$ 17,000,000(a)Texas State, Trust Receipts (Series A58), 3.45% TOBs
               (National Westminster Bank, PLC, London LIQ), Optional
               Tender 12/15/1998                                              $    17,000,000
  65,000,000(a)Texas State, Trust Receipts (Series A59) Weekly VRDNs
               (National Westminster Bank, PLC, London LIQ)                        65,000,000
                 Total                                                            174,745,000
               UTAH--0.4%
   7,400,000   Salt Lake County, UT, Multifamily Housing Revenue Refunding
               Bonds (Series 1992) Weekly VRDNs (Santa Fe Apartments)/
               (First Security Bank of Utah, N.A. LOC)                              7,400,000
               VIRGINIA--6.5%
   5,250,000   Arlington County, VA Weekly VRDNs (Ballston Public Parking)/
               (Citibank N.A., New York LOC)                                        5,250,000
   9,000,000   Campbell County, VA IDA, Solid Waste Disposal Facilities
               Revenue ACES Weekly VRDNs (Georgia-Pacific Corp.)/(SunTrust
               Bank, Atlanta LOC)                                                   9,000,000
   9,000,000   Chesterfield County, VA IDA, 3.70% CP (Virginia Electric
               Power Co.), Mandatory Tender 11/12/1998                              9,000,000
  12,100,000   Fairfax County, VA EDA, (Series 1995) Weekly VRDNs (American
               Society of Civil Engineers Foundation, Inc. Project)/(Mellon
               Bank N.A., Pittsburgh LOC)                                          12,100,000
   1,065,000   Fairfax County, VA EDA, Facilities Revenue Refunding Bonds
               (Series 1993) Weekly VRDNs (Future Homemakers of America)/
               (Nationsbank, N.A., Charlotte LOC)                                   1,065,000
   1,900,000   Fairfax County, VA IDA Weekly VRDNs (Inova Health System)/
               (Credit Suisse First Boston LIQ)                                     1,900,000
   9,445,000(a)Fairfax County, VA IDA, 1998 Trust Receipts FR/RI-A35 Weekly
               VRDNs (Fairfax Hospital System)/(National Westminster Bank, PLC,
               London LIQ)/(United States Treasury PRF) 9,445,000
   2,400,000   Fauquier County, VA IDA, Refunding Revenue Bonds Weekly
               VRDNs (Warrenton Development Co.)/(Nationsbank, N.A.,
               Charlotte LOC)                                                       2,400,000
   3,500,000   Hampton, VA Redevelopment & Housing Authority, (Series 1998)
               Weekly VRDNs (Township Apartments)/(Amsouth Bank N.A.,
               Birmingham LOC)                                                      3,500,000

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
   AMOUNT                                                                          VALUE
SHORT-TERM MUNICIPALS--CONTINUED
               VIRGINIA--CONTINUED
 $16,800,000(a)Henrico County, VA IDA, MERLOTs (Series 1997C) Weekly VRDNs
               (Bon Secours Health System)/(FSA INS)/(Corestates Bank N.A.,
               Philadelphia, PA LIQ)                                          $    16,800,000
  30,500,000   James City County, VA IDA, (Series 1997) Weekly VRDNs
               (Riverside Health System-Patriots Colony)                           30,500,000
   2,945,000   Richmond, VA Redevelopment & Housing Authority, (Series
               1989) Weekly VRDNs (Belmont Apartment)/(First Union National
               Bank, Charlotte, NC LOC)                                             2,945,000
   4,500,000   Virginia Resources Authority, Water and Sewer (Series 1997)
               Weekly VRDNs (Henrico County, VA)/(Crestar Bank of Virginia,
               Richmond LIQ)                                                        4,500,000
   1,450,000   Virginia State Housing Development Authority, (Series 1987A)
               Weekly VRDNs (AHC Service Center)/(Bank of Tokyo-Mitsubishi
               Ltd. LOC)                                                            1,450,000
   4,000,000   Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial
               Williamsburg Foundation Museum)/(Nationsbank, N.A.,
               Charlotte LOC)                                                       4,000,000
   7,800,000   York County, VA IDA, (Series 1985), 3.70% CP (Virginia
               Electric Power Co.), Mandatory Tender 11/12/1998                     7,800,000
                 Total                                                            121,655,000
               WEST VIRGINIA--0.5%
   2,700,000   Berkeley County, WV County Commission, Industrial
               Development Bonds (Series 1994) Weekly VRDNs (Brentwood
               Industries, Inc. Project)/(Corestates Bank N.A.,
               Philadelphia, PA LOC)                                                2,700,000
   3,500,000   Huntington, WV Municipal Development Authority, (Series
               1997A) Weekly VRDNs (Huntington Civic Arena Improvement)/
               (Bank One, West Virginia, N.A. LOC)                                  3,500,000
   3,000,000   Marshall County, WV, PCR (Series 1992) Weekly VRDNs (PPG
               Industries, Inc.)                                                    3,000,000
                 Total                                                              9,200,000
               WISCONSIN--1.6%
   2,650,000   Combined Locks, WI, Revenue Refunding Bonds, Series 1997
               Weekly VRDNs (Appleton Papers)/(Bank of Nova Scotia, Toronto
               LOC)                                                                 2,650,000
   2,000,000   Green Bay, WI IDA, IDRB (Series 1985) Weekly VRDNs (St.
               Mary's Holdings, Inc.)/(Mellon Bank N.A., Pittsburgh LOC)            2,000,000

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
   AMOUNT                                                                          VALUE
SHORT-TERM MUNICIPALS--CONTINUED
               WISCONSIN--CONTINUED
$  5,000,000   Mequon-Thiensville, WI School District, 4.10% TRANs, 10/1/
               1998                                                           $     5,000,000
   4,100,000(a)Milwaukee, WI, Trust Receipts (Series 1998) Daily VRDNs
               (National Westminster Bank, PLC, London LIQ)                         4,100,000
     640,000   Spooner, WI, (Series 1994) Weekly VRDNs (Nash Finch Co.)/
               (U.S. Bank, N.A., Minneapolis LOC)                                     640,000
   2,290,000   Wisconsin Health and Educational Facilities Authority,
               (Series 1997) Weekly VRDNs (16th Street Community Health
               Center, Inc.)/(Bank One, Wisconsin, N.A. LOC)                        2,290,000
   5,220,000   Wisconsin Health and Educational Facilities Authority,
               (Series 1997) Weekly VRDNs (Cedar Crest, Inc.)/(Bank One,
               Wisconsin, N.A. LOC)                                                 5,220,000
   8,000,000(a)Wisconsin Housing & Economic Development Authority, Trust
               Receipts Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)                8,000,000
                 Total                                                             29,900,000
               WYOMING--0.2%
   1,830,000 Sweetwater County, WY IDA Weekly VRDNs (FMC Gold Co.)/
               (Wachovia Bank of NC, N.A., Winston-Salem LOC)                       1,830,000
   1,900,000   Sweetwater County, WY IDA, PCR Refunding Bonds (Series 1994)
               Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of New York, New
               York, First Interstate Bank of Oregon N.A. LIQ) and
               (Nationsbank, N.A., Charlotte LOC)                                   1,900,000
                 Total                                                              3,730,000
               OTHER--2.0%
   9,048,742(a)ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs
               (Lasalle National Bank, Chicago LIQ)/(Lasalle National Bank,
               Chicago LOC)                                                         9,048,742
  11,175,000   Banc One Capital Higher Education Tax-Exempt Income Trust,
              (Series 1) Weekly VRDNs (Bank One, Indianapolis, N.A. LOC)          11,175,000
  17,609,000(a)Clipper Tax Exempt Trust (Non-AMT Multistate), (Series A)
               Weekly VRDNs (MBIA INS)/(State Street Bank and Trust Co.
               LIQ)                                                                17,609,000
                 Total                                                             37,832,742
                 TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                     $ 1,875,360,935

  Securities that are subject to Alternative Minimum Tax represent 20.9% of the portfolio as calculated based upon total portfolio market value.

 (a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At September 30, 1998, these securities amounted to $745,432,924, which represent 39.5% of net assets. These restricted securities are considered to be liquid.

 (b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($1,885,572,683) at September 30, 1998.

The following acronyms are used throughout this portfolio: ACES --Adjustable Convertible Extendable Securities AMBAC --American Municipal Bond Assurance Corporation AMT --Alternative Minimum Tax BANs --Bond Anticipation Notes CAPMAC --Capital Municipal Assurance Corporation CDA --Community Development Administration COL --Collateralized CP --Commercial Paper EDA --Economic Development Authority EDFA --Economic Development Financing Authority EDRB --Economic Development Revenue Bonds FGIC --Financial Guaranty Insurance Company FHA --Federal Housing Administration FSA --Financial Security Assurance GNMA --Government National Mortgage Association GO --General Obligation GTD --Guaranty HEFA --Health and Education Facilities Authority HFA --Housing Finance Authority HFDC --Health Facility Development Corporation IDA --Industrial Development Authority IDB --Industrial Development Bond IDC --Industrial Development Corporation IDR --Industrial Development Revenue IDRB --Industrial Development Revenue Bond IDFA --Industrial Development Finance Authority IFA --Industrial Finance Authority INS --Insured LIQ --Liquidity Agreement LLC --Limited Liability Corporation LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance MERLOTs--Municipal Exempt Receipts Liquidity Optional Tender Series PCR --Pollution Control Revenue PCFA --Pollution Control Finance Authority PLC --Public Limited Company PRF --Prerefunded SA --Support Agreement SFM --Single Family Mortgage TANs --Tax Anticipation Notes TOBs --Tender Option Bonds TRANs --Tax and Revenue Anticipation Notes UT --Unlimited Tax VRDNs --Variable Rate Demand Notes

The Trust may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP- 1, or SP-2 by Standard & Poor's Corporation, MIG-1 or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1, and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Trust follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At September 30, 1998, tier rating percentages were as follows:

TIER RATING PERCENTAGE BASED ON TOTAL MARKET VALUE (UNAUDITED)
FIRST TIER   SECOND TIER
  95.48%        4.52%

(See Notes which are an integral part of the Financial Statements)

TAX-FREE INSTRUMENTS TRUST
STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 1998 (UNAUDITED)

ASSETS:
Total investments in securities, at amortized cost and value             $1,875,360,935
Income receivable                                                            13,335,735
Receivable for shares sold                                                       32,435
Prepaid expenses                                                                122,692
Total assets                                                              1,888,851,797
LIABILITIES:
Income distribution payable                                   $2,340,514
Payable to Bank                                                  304,893
Accrued expenses                                                 633,707
Total liabilities                                                             3,279,114
NET ASSETS for 1,885,557,190 shares outstanding                          $1,885,572,683
NET ASSETS CONSIST OF:
Paid in capital $1,885,557,190 Undistributed net investment income 5,242
Accumulated net realized gain on investments 10,251 Total net assets
$1,885,572,683 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER
SHARE:
INVESTMENT SHARES:
$1,576,234,383 / 1,576,115,064 shares outstanding                                 $1.00
INSTITUTIONAL SERVICE SHARES:
$309,338,300 / 309,442,126 shares outstanding                                     $1.00

(See Notes which are an integral part of the Financial Statements)

TAX-FREE INSTRUMENTS TRUST
STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                                           $35,619,813
EXPENSES:
Investment advisory fee                                               $ 4,755,765
Administrative personnel and services fee                                 717,169
Custodian fees                                                             51,105
Transfer and dividend disbursing agent fees and expenses                  253,729
Directors'/Trustees' fees                                                  16,105
Auditing fees                                                               7,728
Legal fees                                                                  8,857
Portfolio accounting fees                                                  76,006
Shareholder services fee--Investment Shares                             2,035,447
Shareholder services fee--Institutional Service Shares                    342,435
Share registration costs                                                   43,586
Printing and postage                                                       79,123
Insurance premiums                                                         84,881
Taxes                                                                       4,608
Miscellaneous                                                               8,258
Total expenses                                                          8,484,802
Waivers--
Waiver of investment advisory fee                        $  (495,117)
Waiver of shareholder services fee--
Investment Shares                                           (814,179)
Waiver of shareholder services fee--
Institutional Service Shares                                (342,435)
Total waivers                                                          (1,651,731)
Net expenses                                                                         6,833,071
Net investment income                                                               28,786,742
Net realized gain on investments                                                       218,025
Change in net assets resulting from operations                                     $29,004,767

(See Notes which are an integral part of the Financial Statements)

TAX-FREE INSTRUMENTS TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                   SIX MONTHS
                                      ENDED
                                                                 SEPTEMBER 30,     YEAR ENDED
                                                                    1998            MARCH 31,
                                                                 (UNAUDITED)          1998
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                         $    28,786,742  $    55,234,088
Net realized gain on investments                                      218,025          241,962
Change in net assets resulting from operations                     29,004,767       55,476,050
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income
Investment Shares                                                 (24,467,525)     (46,640,752)
Institutional Service Shares                                       (4,319,217)      (8,593,336)
Change in net assets resulting from distributions to
shareholders                                                      (28,786,742)     (55,234,088)
SHARE TRANSACTIONS--
Proceeds from sale of shares                                    2,857,287,696    5,300,217,398
Net asset value of shares issued to shareholders in payment
of distributions declared                                          23,661,874       46,548,654
Cost of shares redeemed                                        (2,925,986,550)  (5,171,480,575)
Change in net assets resulting from share transactions            (45,036,980)     175,285,477
Change in net assets                                              (44,818,955)     175,527,439
NET ASSETS:
Beginning of period                                             1,930,391,638    1,754,864,199
End of period (including undistributed net investment income
of $5,242 and $5,242, respectively)                           $ 1,885,572,683  $ 1,930,391,638

(See Notes which are an integral part of the Financial Statements)

TAX-FREE INSTRUMENTS TRUST
FINANCIAL HIGHLIGHTS--INVESTMENT SHARES

 (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS
                                            ENDED
                                         SEPTEMBER 30,
                                             1998                         YEAR ENDED MARCH 31,
                                          (UNAUDITED)     1998        1997        1996        1995        1994
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                          0.02         0.03        0.03        0.03        0.03        0.02
LESS DISTRIBUTIONS
Distributions from net investment income      (0.02)       (0.03)      (0.03)      (0.03)      (0.03)      (0.02)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN(A)                                1.52%        3.10%       2.92%       3.32%       2.70%       2.01%
RATIOS TO AVERAGE NET ASSETS
Expenses                                       0.74%*       0.73%       0.71%       0.71%       0.70%       0.61%
Net investment income                          3.01%*       3.04%       2.88%       3.27%       2.66%       2.00%
Expense waiver/reimbursement(b)                0.15%*       0.16%       0.18%       0.24%       0.17%       0.14%
SUPPLEMENTAL DATA
Net assets, end of period
(000 omitted)                            $1,576,234   $1,646,267  $1,506,918  $1,465,333  $1,277,894  $1,327,506

 * Computed on an annualized basis.

 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

TAX-FREE INSTRUMENTS TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         SIX MONTHS
                                           ENDED
                                        SEPTEMBER 30,
                                            1998                   YEAR ENDED MARCH 31,
                                        (UNAUDITED)   1998      1997      1996      1995      1994(a)
NET ASSET VALUE, BEGINNING OF PERIOD       $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                        0.02       0.03      0.03      0.03      0.03      0.01
LESS DISTRIBUTIONS
Distributions from net investment income    (0.02)     (0.03)    (0.03)    (0.03)    (0.03)    (0.01)
NET ASSET VALUE, END OF PERIOD             $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
TOTAL RETURN(B)                              1.60%      3.25%     3.08%     3.47%     2.85%     0.92%
RATIOS TO AVERAGE NET ASSETS
Expenses                                     0.59%*     0.58%     0.56%     0.56%     0.55%     0.55%*
Net investment income                        3.15%*     3.19%     3.02%     3.43%     2.82%     1.99%*
Expense waiver/reimbursement(c)              0.30%*     0.31%     0.33%     0.40%     0.17%     0.14%*
SUPPLEMENTAL DATA
Net assets, end of period
(000 omitted)                            $309,338   $284,124  $247,946  $304,516  $358,826  $390,453

 * Computed on an annualized basis.

 (a) Reflects operations for the period from October 15, 1993 (date of initial public investment) to March 31, 1994.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

TAX-FREE INSTRUMENTS TRUST
NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 1998 (UNAUDITED)

1. ORGANIZATION

Tax-Free Instruments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust offers two classes of shares: Investment Shares and Institutional Service Shares. The investment objective of Trust is current income which is exempt from federal income tax including the alternative minimum tax consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS--The Trust's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES--It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At September 30, 1998, the Trust, for federal tax purposes, had a capital loss carryforward of $208,158, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:
EXPIRATION YEAR       EXPIRATION AMOUNT
    2004                  $208,158

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Trust may engage in when-issued or delayed delivery transactions. The Trust records when- issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Trust will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. Additional information on each restricted security held at September 30, 1998, is as follows:

SECURITY                                                   ACQUISTION DATE       ACQUISTION COST
Dakota County, MN Housing &
  Redevelopment Authority                                      9/1/1998             $ 1,485,000
Douglas County, NE, Industrial Development                   11/24/1994               1,110,000
Fargo, ND, IDRB (Series 1994)                                 6/26/1995               2,050,000
Madison, AL IDA, (Series A)                                   7/31/1996                 785,000
Martin County, NC IFA, (Series 1993)
  Weekly VRDNs (Weyerhaeuser Co.)                      11/28/1997-9/30/1998         15,400,000
Minneapolis/St. Paul MN Housing
  Finance Board                                                8/1/1998                 806,000
New Jersey EDA                                               12/28/1992                 116,037
Pennsylvania EDFA, (Series 1996E)                       11/14/1996-2/5/1998           2,300,000
Chicago, IL, Variable Rate Certificates
  (Series 1998M)                                               8/6/1998              10,000,000
Clipper Tax Exempt Trust                                      5/13/1998              17,609,000
Escambia County, FL HFA, PT 1017                              9/30/1998               7,750,000
Escambia County, FL HFA, Variable Rate Certificates,
  (Series 1997E)                                              9/30/1998               9,950,000
Fairfax County, VA IDA, 1998 Trust
  Receipts FR/RI-A35                                          6/30/1998               9,445,000
Harris County, TX HFDC                                         5/8/1998              10,000,000
Henrico County, VA IDA                                        5/14/1997              16,800,000
Illinois Housing Development Authority                         6/9/1998              17,135,000
Jefferson County, AL, Trust Receipts                          2/19/1998               6,400,000
Kenton County, KY Airport Board                               6/10/1998              11,995,000
Massachusetts Port Authority                                  8/28/1998               2,500,000
Massachusetts Water Resources Authority                        9/4/1998              23,670,000
SECURITY                                                   ACQUISTION DATE       ACQUISTION COST
Metropolitan Transportation Authority,
  New York, Commuter Facilities                               9/30/1998             $ 8,815,000
Milwaukee, WI, Trust Receipts (Series 1998)
  Daily VRDNs (National Westminster Bank,
  PLC, London LIQ)                                            8/17/1998               4,100,000
New Jersey Housing & Mortgage
  Financing Authority                                         2/23/1998               9,995,000
New Jersey State EDA                                          9/25/1998               1,500,000
New Jersey State Transportation Trust
  Fund Agency                                           5/21/1998-8/17/1998          14,400,000
New Jersey State                                              8/13/1998               3,500,000
New York State Dormitory Authority                            9/17/1998               9,550,000
North Carolina Eastern Municipal Power Agency PT-132          10/2/1998               8,000,000
Northern California Transmission Agency                       9/10/1998               4,000,000
Orange County, CA Local
  Transportation Authority                              5/20/1998-9/17/1998           9,950,000
PBCC LeaseTOPS Trust                                           9/9/1998              12,498,000
Philadelphia Authority for
  Industrial Development                                      8/26/1998              10,000,000
Phoenix, AZ IDA PT-1032                                       9/18/1998               2,000,000
Phoenix, AZ, PA-236                                           6/30/1998                 905,000
San Diego, CA Area Local Governments                    7/9/1998-9/30/1998           37,325,000
Southeast Texas Housing Finance Corp.                         3/25/1998              10,000,000
Tennessee Housing Development Agency                          8/29/1997               7,995,000
Texas State, Trust Receipts (Series A58)                       9/1/1998              17,000,000
Texas State, Trust Receipts (Series A59)                9/2/1998-9/30/1998           65,000,000
Triborough Bridge & Tunnel Authority, NY,
  Trust Receipts                                              8/28/1998               5,500,000
Tulsa, OK International Airport                               3/31/1997               6,100,000
California Public Capital Improvements
  Financing Authority                                  8/28/1998-9/29/1998           31,000,000
Chicago, IL Public Building Commission,
  (Series 1997)                                                7/1/1997               7,100,000
NCNB Pooled Tax-Exempt Trust, (Series 1990B)                  12/4/1990               2,700,000
SECURITY                                                   ACQUISTION DATE       ACQUISTION COST
New Jersey State Transportation Trust
  Fund Agency                                                 7/11/1997             $ 7,521,401
New York City Municipal Water Finance
  Authority, New York                                   7/31/1998-9/3/1998           49,000,000
South Dakota Housing Development Authority
  CDC Municipal Products, Inc.                                8/22/1996               5,630,000
South Dakota Housing Development Authority                    9/19/1996               3,935,000
Thornton, CO, Multifamily Housing                     10/4/1995-10/19/1995            5,365,000
Tulsa County, OK HFA                                          9/28/1998              11,000,000
VRDC/IVRC Trust, (Series 1992A)                         9/9/1998-9/30/1998            5,000,000
Wisconsin Housing & Economic
  Development Authority                                       11/6/1997               8,000,000

USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements.
Actual results could differ from those estimated.

OTHER--Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At September 30, 1998, capital paid-in aggregated is $1,885,557,190. Transactions in shares were as follows:

                                                            SIX MONTHS
                                                               ENDED
                                                            SEPTEMBER 30,    YEAR ENDED
                                                                1998           MARCH 31,
INVESTMENT SHARES                                           (UNAUDITED)          1998
Shares sold                                                 2,406,490,410   4,451,502,443
Shares issued to shareholders in payment of distributions
declared                                                       23,470,235      45,566,902
Shares redeemed                                            (2,500,180,878) (4,357,926,684)
Net change resulting from Investment share transactions       (70,220,233)    139,142,661
                                                            SIX MONTHS
                                                               ENDED
                                                            SEPTEMBER 30,    YEAR ENDED
                                                                1998           MARCH 31,
INSTITUTIONAL SERVICE SHARES                                (UNAUDITED)          1998
Shares sold                                                   450,797,286     848,714,955
Shares issued to shareholders in payment of distributions
declared                                                          191,639         981,752
Shares redeemed                                              (425,805,672)   (813,553,891)
Net change resulting from Institutional Service share
transactions                                                   25,183,253      36,142,816
Net change resulting from share transactions                  (45,036,980)    175,285,477

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS--During the period ended September 30, 1998, the Trust engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $2,077,146,980 and $2,090,997,594, respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. YEAR 2000

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

DIRECTORS

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd, Esq.
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr., Esq.
Peter E. Madden
John E. Murray, Jr., J.D., S.J.D.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

Karen M. Brownlee
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]Federated Investors

Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 876924101
Cusip 876924200
8110107 (11/98)

[Graphic]